18. Authorizations payable (Details Narrative) R$ in Thousands		12 Months Ended
		Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jun. 30, 2015 BRL (R$)	Dec. 05, 2014 BRL (R$) Number
AuthorizationsPayableLineItems [Line Items]
Renewal of authorizations	[1]	R$ 188,498	R$ 199,363
Authorizations payable		R$ 335,447	326,337
Civil Proceedings - ANATEL [member]
AuthorizationsPayableLineItems [Line Items]
Renewal term		15 years
Percentage of revenue		2.00%
Maturity term of authorization		2 years
Authorizations payable		R$ 188,498	R$ 199,363
Civil Proceedings - ANATEL [member] | Authorization Instrument [member]
AuthorizationsPayableLineItems [Line Items]
Authorizations payable					R$ 1,678,000
Number of band | Number					700
Remaining authorizations payable					R$ 61,000
Total commitment					R$ 1,199,000
Surplus charges		R$ 147,000		R$ 61,000

[1]	To provide the SMP, the Company obtained authorizations of the right to use radio frequency for a fixed term, renewable for another 15 (fifteen) years. In the option for the extension of the right of this use, it is due the payment of the amount of 2% on the net revenue of the region covered by the authorization that ends each biennium. On December 31, 2020, the Company had balances falling due related to renovation of authorizations in the amount of R$ 188,498 (R$ 199,363 on December 31, 2019).